Operating expenses and other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Personnel expenses	€ 7,470	€ 7,903	€ 7,541
Cost of material	7,825	8,481	6,320
Project subcontracting and other customer contract expenses	2,949	3,156	4,225
Depreciation and amortization	1,087	1,140	1,095
IT services	399	376	230
Impairment charges	25	90	39
Other	981	1,545	1,037
Total operating expenses	€ 20,736	€ 22,691	€ 20,487